RELATED PARTY TRANSACTIONS (Details) shares in Millions		12 Months Ended
	Mar. 30, 2020 USD ($) agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 29, 2020 USD ($) shares
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Payables to related parties		$ 1,143,000,000	$ 0
Borrowings, maturity		ten years
Amounts payable, related party transactions, interest rate		5.00%
Interest expense, related party transactions		$ 39,000,000	0
Amounts payable, related party transactions		2,000,000	0
Amounts receivable, related party transactions		7,000,000	0
Brookfield secondary offering, shares issued (in shares) | shares					5.0
Brookfield secondary offering, proceeds					$ 305,000,000
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%				19.30%
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Number of credit agreements | agreement	2
Borrowings maturity, term	10 years
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings		$ 0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Services received, related party transactions		$ 30,000,000	30,000,000	$ 24,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		0	0	0
Revenue from rendering of services, related party transactions		$ 500,000	$ 2,000,000	$ 4,000,000